Shareholders’ Equity (Details) - USD ($)												1 Months Ended													12 Months Ended
		Aug. 22, 2024	Dec. 28, 2023	Nov. 20, 2023	Nov. 08, 2023	May 01, 2023	Mar. 24, 2023	Dec. 20, 2022	Sep. 14, 2022	Apr. 11, 2022	Mar. 10, 2022	Apr. 30, 2024	Feb. 29, 2024	Dec. 31, 2023	Aug. 31, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Dec. 31, 2022	Nov. 30, 2022	Aug. 31, 2022	Jun. 30, 2022	Apr. 30, 2022	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022		Aug. 13, 2024	Jul. 31, 2024	Mar. 27, 2023	Dec. 19, 2022	Nov. 29, 2022	Sep. 24, 2021
Shareholders Equity [Line Items]
Reverse share split											Board of Directors of the Company approved the 40-for-1 reverse share split of its ordinary shares
Ordinary shares, par value (in Dollars per share)							$ 0.04
Ordinary shares per unit										1
Authorized share capital (in Dollars)										$ 800,000
Shares of common stock, fair value (in Dollars)																									$ 1,380,000	$ 1,500,000		$ 43,937,202
Adjusted Ordinary Shares										780,000,000
Ordinary shares value							700,000,000
Each warrants									1
Ordinary shares par value (in Dollars per share)			$ 0.4	$ 0.25	$ 0.25				$ 3.2
Gross proceeds (in Dollars)									$ 5,600,000
Sale of stock units			1,500,000	2,000,000	1,120,000			1,200,000	1,750,000							6,400,000
Warrants to purchase									1,750,000																										43,125
Exercise price (in Dollars per share)																																			$ 3.2
Warrant term																									5 years										5 years
Sale of stock price (in Dollars per share)			$ 0.04	$ 0.04	$ 0.04
Gross proceeds of IPO (in Dollars)			$ 600,000	$ 500,000	$ 280,000			$ 1,500,000																		5,018,985
Restricted common stock, shares												3,000	50,000		5,000		3,000		50,000
Fair value (in Dollars)												$ 660	$ 14,000		$ 6,400		$ 5,490		$ 81,800
Compensation expense (in Dollars)																									0	2,800,000		4,200,000
Closing price (in Dollars per share)																																$ 1.84	$ 0.71
Fair value for services (in Dollars)																										576,875
Value issued for acquisition (in Dollars)																									$ 7,200,000	3,600,000
Aggregate consideration (in Dollars)														$ 7,200,000
Ordinary Shares [Member]
Shareholders Equity [Line Items]
Shares of common stock, fair value (in Dollars)										$ 800,000
Adjusted Ordinary Shares										800,000,000															25,756
Restricted Stock [Member]
Shareholders Equity [Line Items]
Compensation expense (in Dollars)																									$ 100,000	100,000		600,000
Ms. Lili Jiang [Member]
Shareholders Equity [Line Items]
Restricted common stock, shares																								3,000
Fair value (in Dollars)																								$ 27,360
Mr. Biao Lu [Member]
Shareholders Equity [Line Items]
Restricted common stock, shares																							2,500
Fair value (in Dollars)																							$ 13,000
Wei Zhang [Member]
Shareholders Equity [Line Items]
Restricted common stock, shares																						7,500
Fair value (in Dollars)																						$ 36,000
Color World Platform [Member]
Shareholders Equity [Line Items]
Shares issued for acquisition																		2,400,000
Color Star DMCC [Member]
Shareholders Equity [Line Items]
Aggregate consideration (in Dollars)																$ 8,000,000
Subsequent Event [Member] | Third Party to Purchase Certain Copyrights [Member]
Shareholders Equity [Line Items]
Ordinary shares par value (in Dollars per share)																															$ 1.25
Board of Directors Chairman [Member]
Shareholders Equity [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 0.04
Shares of common stock, fair value (in Dollars)										$ 800,000
Adjusted Ordinary Shares										20,000,000
Board of Directors Chairman [Member] | Ordinary Shares [Member]
Shareholders Equity [Line Items]
Shares of common stock, fair value (in Dollars)										$ 32,000,000
Board Granted [Member]
Shareholders Equity [Line Items]
Compensation expense (in Dollars)																									$ 3,800,000	$ 600,000		$ 0
Ordinary Shares [Member]
Shareholders Equity [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 0.001
Aggregate shares of common stock										800,000,000
Original Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders Equity [Line Items]
Adjusted Ordinary Shares										20,000,000
Share Capital Amendment [Member]
Shareholders Equity [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.04
Aggregate shares of common stock							800,000,000
Shares of common stock, fair value (in Dollars)							$ 32,000,000
Conversion of stock shares issued							1,200,000
Class B Ordinary Shares [Member]
Shareholders Equity [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.04																		$ 0.04	$ 0.04
Ordinary shares value							100,000,000																		100,000,000	100,000,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders Equity [Line Items]
Aggregate shares of common stock	[1]
Shares of common stock, fair value (in Dollars)	[1]
Adjusted Ordinary Shares	[1]
Shares issued for services	[1]
Fair value for services (in Dollars)	[1]
Shares issued for acquisition	[1]
Value issued for acquisition (in Dollars)	[1]
Class A Ordinary Shares [Member]
Shareholders Equity [Line Items]
Ordinary shares, par value (in Dollars per share)														$ 0.3											$ 0.04	$ 0.04
Ordinary shares per unit									1																1
Ordinary shares value																									700,000,000	700,000,000
Voting rights							one
Ordinary shares par value (in Dollars per share)																$ 0.04
Sale of stock price (in Dollars per share)								$ 0.04
Value issued for acquisition (in Dollars)																		$ 3,600,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders Equity [Line Items]
Aggregate shares of common stock																									4,620,000	1,200,000	[1]	1,815,624	[1]
Shares of common stock, fair value (in Dollars)	[1]																								$ 184,800	$ 48,000		$ 72,625
Adjusted Ordinary Shares	[1]																									1,750,000
Shares issued for services	[1]																									3,300,000
Fair value for services (in Dollars)	[1]																									$ 132,000
Shares issued for acquisition	[1]																								24,000,000	2,400,000
Value issued for acquisition (in Dollars)	[1]																								$ 960,000	$ 96,000
Class A Ordinary Shares [Member] | Board of Directors Chairman [Member] | 2021 Plan [Member]
Shareholders Equity [Line Items]
Aggregate shares of common stock																					300,000
Shares of common stock, fair value (in Dollars)																					$ 240,000
Closing price (in Dollars per share)																																		$ 0.8
Class A Ordinary Shares [Member] | Board of Directors Chairman [Member] | 2023 Plan [Member]
Shareholders Equity [Line Items]
Aggregate shares of common stock						197,500										1,742,000
Shares of common stock, fair value (in Dollars)						$ 308,100										$ 2,282,020
Closing price (in Dollars per share)						$ 1.56										$ 1.31
Class A Ordinary Shares [Member] | Service Providers [Member]
Shareholders Equity [Line Items]
Shares issued for services																		1,800,000		1,500,000
Fair value for services (in Dollars)																		$ 3,312,000		$ 1,065,000
Class A Ordinary Shares [Member] | Phantom Share Units (PSUs) [Member]
Shareholders Equity [Line Items]
Shares issued for acquisition														24,000,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders Equity [Line Items]
Ordinary shares par value (in Dollars per share)		$ 0.4																												$ 0.04
Sale of stock price (in Dollars per share)		$ 0.04
Gross proceeds of IPO (in Dollars)		$ 940,000
Aggregate consideration (in Dollars)		$ 2,350,000
IPO [Member] | Class A Ordinary Shares [Member]
Shareholders Equity [Line Items]
Ordinary shares par value (in Dollars per share)								$ 1.25

[1]	Giving retroactive effect to the 40-for-1 reverse share split on September 26, 2022 and the alteration of the authorized issued share capital from ordinary shares into Class A and Class B ordinary shares on March 24, 2023